Note 6 - Intangibles (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Note 6 - Intangibles (Details) [Line Items]
Amortization					$ 0
Deferred Revenue	$ 914,000		$ 914,000
Excess Deferred Regional, Fees, Revenue Recognized			254,250
Amortization of Intangible Assets	164,193	$ 0	289,807	$ 0
Regional Developer Rights in Los Angeles County, San Diego, and New Jersey [Member]
Note 6 - Intangibles (Details) [Line Items]
Finite-lived Intangible Assets Acquired			1,583,000
Cash Advance to Acquire Intangible Assets					$ 507,500
Regional Developer Rights in Los Angeles County, San Diego, and New Jersey [Member] | Franchises [Member]
Note 6 - Intangibles (Details) [Line Items]
Deferred Revenue	$ 914,000		$ 914,000